Average Annual Total Returns - Putnam International Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sales 1 Year	Class A After Taxes on Distributions and Sales 5 Years	Class A After Taxes on Distributions and Sales 10 Years	Class B 1 Year	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	M S C I E A F E Value Index [Member] 1 Year	M S C I E A F E Value Index [Member] 5 Years	M S C I E A F E Value Index [Member] 10 Years
Total	13.07%	2.66%	3.53%	12.38%	2.33%	3.21%	8.78%	2.27%	2.96%	14.17%	2.76%	3.52%	18.12%	3.11%	3.37%	19.76%	3.63%	3.89%	20.56%	4.33%	4.52%	20.27%	4.14%	4.41%	16.09%	3.54%	3.98%